FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Assets:
Marketable securities held in Trust Account	$ 116,170,636	$ 116,160,281
Public Warrants
Liabilities:
Warrant Liabilities				$ 0
Private Placement Warrants
Liabilities:
Warrant Liabilities				0
Representative Warrants
Liabilities:
Warrant Liabilities		49,000		0
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liabilities	1,840,000	2,817,500
Level 1 | U.S. Treasury Securities | Recurring
Assets:
Marketable securities held in Trust Account	116,170,636	116,160,281
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liabilities	1,302,400	1,994,300
Level 3 | Public Warrants
Liabilities:
Warrant Liabilities				0
Level 3 | Private Placement Warrants
Liabilities:
Warrant Liabilities				0
Level 3 | Representative Warrants
Liabilities:
Warrant Liabilities	32,000	49,000	$ 17,500	$ 0
Level 3 | Recurring | Representative Warrants
Liabilities:
Warrant Liabilities	$ 32,000	$ 49,000